Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO (Ternes) ($)(1)	Compensation Actually Paid to PEO (Ternes) ($)(2)	Summary Compensation Table Total for PEO (Blunden) ($)(1)	Compensation Actually Paid to PEO (Blunden) ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(3)	Net Income ($)
2026	854,551	902,746	--	--	312,738	336,416	151.54	6,655,000
2025	732,537	811,603	--	--	307,446	346,103	131.89	6,255,000
2024	804,353	804,233	603,230	604,230	414,762	414,260	102.47	7,351,000
(1)	The principal executive officer (“PEO”) for 2026 and 2025 is Donavon P. Ternes. During the year ended June 30, 2024, Craig G. Blunden served as our PEO until January 2, 2024, at which time Donavon P. Ternes was promoted to PEO. The non-PEO named executive officers (non-PEO NEOs) for 2026 and 2025 are David S. Weiant and Gwendolyn L. Wertz, and for 2024 are David S. Weiant and TamHao B. Nguyen.
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Provident’s NEOs. For 2026, these amounts reflect the Summary Compensation Table totals with certain adjustments, as follows:

	PEO (Ternes)($)	Average of Non-PEO NEOs ($)
Summary Compensation Table total	854,551	312,738
Decrease for amounts reported under the Stock Awards column in the Summary Compensation Table	--	--
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	--	--
Increase for change in fair value from prior period year-end to vesting date of award granted in prior years that vested during the year	25,020	12,510
Increase for change in fair value at year-end of awards granted in prior years that remain unvested as of year-end	23,175	11,168
Compensation Actually Paid	902,746	336,416

(3)	Total Shareholder Return assumes $100 invested on June 30, 2023, with all dividends reinvested.

Named Executive Officers, Footnote	(1)The principal executive officer (“PEO”) for 2026 and 2025 is Donavon P. Ternes. During the year ended June 30, 2024, Craig G. Blunden served as our PEO until January 2, 2024, at which time Donavon P. Ternes was promoted to PEO. The non-PEO named executive officers (non-PEO NEOs) for 2026 and 2025 are David S. Weiant and Gwendolyn L. Wertz, and for 2024 are David S. Weiant and TamHao B. Nguyen.
Adjustment To PEO Compensation, Footnote	(2)The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Provident’s NEOs. For 2026, these amounts reflect the Summary Compensation Table totals with certain adjustments, as follows:
	PEO (Ternes)($)	Average of Non-PEO NEOs ($)
Summary Compensation Table total	854,551	312,738
Decrease for amounts reported under the Stock Awards column in the Summary Compensation Table	--	--
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	--	--
Increase for change in fair value from prior period year-end to vesting date of award granted in prior years that vested during the year	25,020	12,510
Increase for change in fair value at year-end of awards granted in prior years that remain unvested as of year-end	23,175	11,168
Compensation Actually Paid	902,746	336,416

Non-PEO NEO Average Total Compensation Amount	$ 312,738	$ 307,446	$ 414,762
Non-PEO NEO Average Compensation Actually Paid Amount	$ 336,416	346,103	414,260
Adjustment to Non-PEO NEO Compensation Footnote	(2)The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Provident’s NEOs. For 2026, these amounts reflect the Summary Compensation Table totals with certain adjustments, as follows:
	PEO (Ternes)($)	Average of Non-PEO NEOs ($)
Summary Compensation Table total	854,551	312,738
Decrease for amounts reported under the Stock Awards column in the Summary Compensation Table	--	--
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	--	--
Increase for change in fair value from prior period year-end to vesting date of award granted in prior years that vested during the year	25,020	12,510
Increase for change in fair value at year-end of awards granted in prior years that remain unvested as of year-end	23,175	11,168
Compensation Actually Paid	902,746	336,416

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 151.54	131.89	102.47
Net Income (Loss)	$ 6,655,000	6,255,000	7,351,000
PEO Name	Donavon P. Ternes
Ternes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 854,551	732,537	804,353
PEO Actually Paid Compensation Amount	902,746	811,603	804,233
Blunden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			603,230
PEO Actually Paid Compensation Amount			$ 604,230
PEO | Ternes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ternes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ternes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,175
PEO | Ternes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,020
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,168
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,510